SHARE-BASED PAYMENT - Additional information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
SHARE-BASED COMPENSATION
Weighted average fair value of the options granted	$ 7,400	$ 6,780	$ 4,420	$ 6,310
Weighted average remaining contractual life for the share options outstanding (in years)	7 years 2 months 26 days	6 years 10 months 17 days	7 years 4 months 2 days
Minimum
SHARE-BASED COMPENSATION
Exercise prices for share options outstanding	$ 0	$ 0	$ 0.4
Maximum
SHARE-BASED COMPENSATION
Exercise prices for share options outstanding	$ 14.66	$ 14.66	$ 5.1